Other payables and accrued liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Other Payables And Accrued Liabilities Abstract
Accrued payroll and employee benefits	$ 102	$ 113
Other Tax Payable	6	9
Other payables	287	55
Total	$ 395	$ 177